Employee Benefits - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 07, 2014
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation (in percent)	8.00%
Defined contribution plan, cost	$ 28,036,000	$ 26,483,000	$ 25,241,000
Expected long-term return per annum	3.40%
Assumption for cash flow estimate, percentage of lump sum (in percent)	50.00%
Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments (in percent)	20.00%
Expected long-term return per annum	2.80%
Equities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments (in percent)	21.00%
Expected long-term return per annum	5.20%
Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments (in percent)	19.00%
Expected long-term return per annum	3.00%
United States
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation (in percent)	3.00%
Defined contribution plan, cost	$ 17,048,000	$ 16,469,000	$ 15,532,000
Participant's contributions percentage matches (in percent)	50.00%
Participant's contributions percentage of annual compensation (in percent)	4.50%
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Net loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 600,000
Net prior service cost for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 0
Pension plan period	26 years
Expected long-term return per annum	4.00%	2.10%	2.00%
Contribution to pension fund in the year ending December 31, 2021	$ 100,000
Retirement period used as a basis to estimate expected cash flows	10 years
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Net loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ (7,000)
Net prior service cost for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ (12,000)
Expected long-term return per annum	0.34%	0.80%	0.80%
Contribution to pension fund in the year ending December 31, 2021	$ 100,000
Retirement period used as a basis to estimate expected cash flows	10 years
Switzerland | Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of share capital acquired (in percent)				100.00%